Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Benefit and Current Tax Receivable

	2024	2023	2022

	US$	US$	US$
(a) Income tax benefit
The major components of income tax benefit are:
Statement of Profit or Loss and Other Comprehensive Income
Current tax	(985,843)	—	0
Current income tax credit	10,398,039	5,926,350	6,299,286
	9,412,196	5,926,350	6,299,286

Deferred tax
In respect of the current year	—	—	—
Total income tax benefit recognized in the Statement of Comprehensive Income	9,412,196	5,926,350	6,299,286

(b) Current tax receivable
	US$	US$	US$
Research and Development Tax Incentive Credit receivable	10,398,039	5,926,350	6,299,286

Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Groups Applicable Income Tax Rate

A reconciliation between income tax benefit and the product of accounting loss before income tax multiplied by the Group’s applicable income tax rate is as follows:

	2024	2023	2022

	US$	US$	US$
Accounting loss before tax	(229,654,301)	(148,447,435)	(99,116,657)
At the Company's statutory income tax rate of 30%	68,896,290	44,534,230	29,734,997
R&D tax incentive on eligible expenses	10,398,039	5,926,350	6,299,286
Non-deductible R&D expenditure	(7,175,011)	(4,087,138)	(4,344,335)
Other non-deductible expenses - share-based payment expense	(1,525,384)	(1,750,406)	(1,575,472)
Amount of temporary differences and carried forward tax losses not recognized	(61,181,738)	(38,696,687)	(23,815,190)
	9,412,196	5,926,350	6,299,286

Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position

(d) Recognized deferred tax assets and liabilities in statement of financial position	June 30, 2024	June 30, 2023	June 30, 2022
Deferred income tax at June 30 relates to the following:
Deferred tax liabilities:
Interest and royalty income receivable (future assessable income)	(77,184)	(44,785)	(17,085)
	(77,184)	(44,785)	(17,085)

Deferred tax assets related to temporary differences:
Recognition of tax losses		—	—
Accrued expenses and other liabilities	201,437	200,536	198,607
Employee provisions	189,897	161,006	161,159
Other miscellaneous items	3,340,215	270,721	306,531
	3,731,549	632,263	666,297
Net deferred tax assets	3,654,365	587,478	649,212
Less: temporary differences not recognized	(3,654,365)	(587,478)	(649,212)
Net deferred tax recognized in the statement of financial position	—	—	—